Investments - Summary of Breakdown of Long-term Investments (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Investments [Line Items]
Equity investments without readily determinable fair value using the measurement alternative	¥ 8,093	$ 1,140	¥ 9,249
Equity method investments	20,800	2,900	25,900
Total long-term investments	47,957	6,755	55,297
Long Term Investments
Schedule of Investments [Line Items]
Equity investments at fair value with readily determinable fair value	9,610	1,354	12,100
Equity investments without readily determinable fair value using the NAV practical expedient	942	133	945
Equity investments without readily determinable fair value using the measurement alternative	8,093	1,140	9,249
Available-for-sale debt investment	3,682	519	2,447
Equity method investments	20,789	2,927	25,940
Investments accounted for at fair value	4,841	682	4,616
Total long-term investments	¥ 47,957	$ 6,755	¥ 55,297